COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

AIR MILES Reward Program

The Company has entered into contractual arrangements with certain AIR MILES Reward Program sponsors that result in fees being billed to those sponsors upon the redemption of AIR MILES reward miles issued by those sponsors. The Company has obtained letters of credit and other assurances from those sponsors for the Company’s benefit that expire at various dates. These letters of credit and other assurances totaled $128.7 million at December 31, 2018, which exceeds the amount of the Company’s estimate of its obligation to provide travel and other rewards upon the redemption of the AIR MILES reward miles issued by those sponsors.

The Company currently has an obligation to provide AIR MILES Reward Program collectors with travel and other rewards upon the redemption of AIR MILES reward miles. The Company believes that the redemption settlement assets, including the letters of credit and other assurances mentioned above, are sufficient to meet that obligation.

The Company has entered into certain long-term arrangements with airlines and other suppliers in connection with reward redemptions under the AIR MILES Reward Program. These long-term arrangements allow the Company to retain preferred pricing subject to meeting agreed upon annual volume commitments for rewards purchased.

Leases

The Company leases certain office facilities and equipment under noncancellable operating leases and is generally responsible for property taxes and insurance related to such facilities. Lease expense was $47.5 million, $67.3 million and $54.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Future annual minimum rental payments required under noncancellable operating leases, some of which contain renewal options, as of December 31, 2018, are:

Operating
Year	Leases
(In millions)
2019	$42.0
2020	39.9
2021	37.7
2022	36.8
2023	35.6
Thereafter	256.4
Total	$448.4

Regulatory Matters

Comenity Bank is regulated, supervised and examined by the State of Delaware and the Federal Deposit Insurance Corporation (“FDIC”). Comenity Bank remains subject to regulation by the Board of the Governors of the Federal Reserve System. The Company’s industrial bank, Comenity Capital Bank, is regulated, supervised and examined by the State of Utah and the FDIC. As of October 1, 2016, both Comenity Bank and Comenity Capital Bank are under the supervision of the Consumer Financial Protection Bureau (“CFPB”), a federal consumer protection regulator with authority to make further changes to the federal consumer protection laws and regulations, and the CFPB may, from time to time, conduct reviews of their practices.

Quantitative measures established by regulations to ensure capital adequacy require Comenity Bank and Comenity Capital Bank (collectively, the “Banks”) to maintain minimum amounts and ratios of Common Equity Tier 1, Tier 1 and total capital to risk weighted assets and of Tier 1 capital to average assets. Based on these guidelines, the Banks are considered well capitalized.

The actual capital ratios and minimum ratios as of December 31, 2018 are as follows:

			Minimum Ratio to be
		Minimum Ratio for	Well Capitalized under
	Actual	Capital Adequacy	Prompt Corrective
	Ratio	Purposes	Action Provisions
Comenity Bank
Tier 1 capital to average assets	13.1%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.6	4.5	6.5
Tier 1 capital to risk-weighted assets	14.6	6.0	8.0
Total capital to risk-weighted assets	15.9	8.0	10.0

Comenity Capital Bank
Tier 1 capital to average assets	12.1%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.4	4.5	6.5
Tier 1 capital to risk-weighted assets	14.4	6.0	8.0
Total capital to risk-weighted assets	15.7	8.0	10.0

The actual capital ratios and minimum ratios as of December 31, 2017 are as follows:

			Minimum Ratio to be
		Minimum Ratio for	Well Capitalized under
	Actual	Capital Adequacy	Prompt Corrective
	Ratio	Purposes	Action Provisions
Comenity Bank
Tier 1 capital to average assets	12.3%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	13.5	4.5	6.5
Tier 1 capital to risk-weighted assets	13.5	6.0	8.0
Total capital to risk-weighted assets	14.8	8.0	10.0

Comenity Capital Bank
Tier 1 capital to average assets	12.4%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.0	4.5	6.5
Tier 1 capital to risk-weighted assets	14.0	6.0	8.0
Total capital to risk-weighted assets	15.3	8.0	10.0

Cardholders

The Company’s Card Services segment is active in originating private label and co-brand credit cards in the United States. The Company reviews each potential customer’s credit application and evaluates the applicant’s financial history and ability and perceived willingness to repay. Credit card loans are made primarily on an unsecured basis. Cardholders reside throughout the United States and are not significantly concentrated in any one area.

Holders of credit cards issued by the Company have available lines of credit, which vary by cardholder. These lines of credit represent elements of risk in excess of the amount recognized in the financial statements. The lines of credit are subject to change or cancellation by the Company. At December 31, 2018, the Company had 59.4 million total accounts, including both active and inactive, having unused lines of credit averaging $2,210 per account.

Legal Proceedings

From time to time the Company is involved in various claims and lawsuits arising in the ordinary course of business that it believes will not have a material effect on its business, financial condition or cash flows, including claims and lawsuits alleging breaches of the Company’s contractual obligations.